Note 24 - Revenue - Summary of Revenue-Related Contract Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Contract assets relating to service contracts	$ 57,853,030	$ 34,306,195
Unbilled receivables relating to service contracts [member]
Statement Line Items [Line Items]
Contract assets relating to service contracts	57,853,030	34,306,195
Contract liabilities relating to service contracts	$ 1,305,644	$ 273,227